NET PREMIUMS EARNED (Details 2) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,598,434	S/ 2,308,143	S/ 2,302,701
Participation rate in total gross premium		100.00%	100.00%	100.00%
Health insurance [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 457,247	S/ 434,808	S/ 415,340
Participation rate in total gross premium		17.60%	18.84%	18.04%
Life insurance [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 1,196,782	S/ 949,515	S/ 876,315
Participation rate in total gross premium		46.05%	41.14%	38.06%
General Insurance [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 944,405	S/ 923,820	S/ 1,011,046
Participation rate in total gross premium		36.35%	40.02%	43.90%

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.